Principal activities, significant concentrations and risks, and basis of presentation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Five major products USD ($) item	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Five major products CNY	Dec. 31, 2011 Sales revenue, goods, net Product concentration risk Five major products	Dec. 31, 2010 Sales revenue, goods, net Product concentration risk Five major products	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Four major products that are subject to price controls	Dec. 31, 2011 Sales revenue, goods, net Product concentration risk Four major products that are subject to price controls	Dec. 31, 2010 Sales revenue, goods, net Product concentration risk Four major products that are subject to price controls	Dec. 31, 2012 Sales revenue, goods, net Product concentration risk Products subject to government pricing controls	Dec. 31, 2011 Sales revenue, goods, net Product concentration risk Products subject to government pricing controls	Dec. 31, 2010 Sales revenue, goods, net Product concentration risk Products subject to government pricing controls	Dec. 31, 2012 Sales revenue, goods, net Customer concentration risk Five largest customers item	Dec. 31, 2011 Sales revenue, goods, net Customer concentration risk Five largest customers item	Dec. 31, 2010 Sales revenue, goods, net Customer concentration risk Five largest customers item	Dec. 31, 2012 Purchases Product concentration risk Two pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor item	Dec. 31, 2011 Purchases Product concentration risk Two pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor	Dec. 31, 2010 Purchases Product concentration risk Two pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor	Dec. 31, 2012 Purchases Supplier concentration risk item	Dec. 31, 2012 Purchases Supplier concentration risk Five largest suppliers	Dec. 31, 2011 Purchases Supplier concentration risk Five largest suppliers	Dec. 31, 2010 Purchases Supplier concentration risk Five largest suppliers	Dec. 31, 2012 Purchases Supplier concentration risk One largest supplier	Dec. 31, 2011 Purchases Supplier concentration risk One largest supplier	Dec. 31, 2010 Purchases Supplier concentration risk One largest supplier
Significant concentrations and risks
Number of single customers contributing more than 10% of revenue	0	0	0
Number of largest customers														5	5	5
Number of products which generate more than RMB 100,000 in annual revenues				5	5
Revenue threshold for product to be included in concentration of risk measures				$ 16,051	100,000
Concentration risk, percentage				69.60%	69.60%	72.20%	71.90%	56.50%	59.30%	61.40%	85.00%	82.00%	73.00%	16.60%	17.20%	17.60%	9.70%	11.20%	10.00%		31.50%	37.00%	36.90%	13.60%	19.70%	17.30%
Number of pharmaceutical products purchased from third party suppliers for which the entity is the exclusive distributor																	2
Number of vendors maintained for each major raw material																				2
Number of largest suppliers of raw materials and pharmaceutical products																				5